Selected Quarterly Financial Data (Unaudited) (Details) - Schedule of selected quarterly financial data - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of selected quarterly financial data [Abstract]
Total revenues	$ 410,206	$ 226,253	$ 266,468	$ (206)	$ 165,237	$ 180,063	$ 164,684	$ 142,128	$ 902,721	$ 652,112	$ 422,991
Operating (loss) income	251,068	83,501	131,340	(121,144)	37,567	59,851	44,255	24,978	344,765	166,651	45,384
(Loss) income before income taxes	233,905	67,603	114,737	(136,788)	25,358	48,553	31,598	11,083
Benefit from (provision for) income taxes	(62,060)	(18,711)	(32,208)	37,539	(7,842)	(14,409)	(9,289)	(3,104)	$ (75,440)	$ (34,644)	(4,903)
Net (loss) income	171,845	48,892	82,529	(99,249)	17,516	34,144	22,309	7,979
Net income attributable to B. Riley Financial, Inc.					$ 17,129	$ 34,302	$ 22,157	$ 8,023			$ 20,822
Net (loss) income attributable to common shareholders	$ 170,114	$ 47,291	$ 82,753	$ (99,720)
(Loss) earnings per common share:
Basic (in Dollars per share)	$ 6.72	$ 1.86	$ 3.23	$ (3.83)	$ 0.64	$ 1.29	$ 0.84	$ 0.31	$ 7.83	$ 3.08	$ 0.60
Diluted (in Dollars per share)	$ 6.55	$ 1.75	$ 3.07	$ (3.83)	$ 0.59	$ 1.21	$ 0.82	$ 0.30	$ 7.56	$ 2.95	$ 0.58
Weighted average common shares outstanding:
Basic (in Shares)	25,331,918	25,446,292	25,627,085	26,028,613	26,547,023	26,556,223	26,278,352	26,217,215	25,607,278	26,401,036	25,937,305
Diluted (in Shares)	25,966,501	27,050,448	26,992,823	26,028,613	28,412,871	28,233,423	26,896,573	26,687,531	26,508,397	27,529,157	26,764,856